SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepayments And Other Current Assets
Prepayments (including $1,731,874 and 1,813,904 to related parties as of March 31, 2022 and December 31, 2021, respectively)	$ 2,604,463	$ 2,169,095	$ 376,746
Other current assets	24,439	7,618	7,062
Prepayments and other receivables	$ 2,628,902	$ 2,176,713	$ 383,808